Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

13Intangible assets

IT software
£ 000
Cost or valuation
At January 1, 2024	3,865
Additions	—
Disposals	(21)
At December 31, 2024	3,844
Additions	—
Disposals	(3,844)
At December 31, 2025	—
Accumulated amortization
At January 1, 2024	2,847
Amortization charge	885
Depreciation on disposals	(20)
At December 31, 2024	3,712
Amortization charge	131
Depreciation on disposals	(3,843)
At December 31, 2025	—
Net book value
At December 31, 2024	132
At December 31, 2025	—

The amortization charge of £131 thousand (2024: £885 thousand) is shown in Administrative expenses.

All intangible assets are third party software licenses attributable to the UK, which includes perpetual licenses and implementation costs. The carrying amounts of the software was reviewed at the reporting date and management determined that there were no indicators of impairment.